Segment Information	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION [Abstract]
Segment Information

24. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate financial information is available and is evaluated regularly by the CODM, or a decision making group, in deciding how to allocate resources and in assessing performance. From November 2, 2014 to July 31, 2016, the CODMs were the Company’s former Co-Chief Executive Officers; and since August 1, 2016, the CODM has been the Company’s current Chief Executive Officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Company’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on its organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results.

As of December 31, 2016 and December 31, 2017, the business segments that constituted the Company’s reportable segments were the Online Game segment, which consisted primarily of PC games and mobile games; the Platform Channel segment, which consisted primarily of online advertising services offered on the 17173.com Website, and also included IVAS offered on the Dolphin Browser, which was operated by MoboTap, and by RaidCall and online card and board games offered by MoboTap; and the Cinema Advertising segment.

The Company disposed of the MoboTap business in March 2018 and, as a result, as of December 31, 2018 the business segments that constituted the Company’s reportable segments were the Online Game segment, which consisted primarily of PC games and mobile games; the Platform Channel segment, which consisted primarily of online advertising services offered on the 17173.com Website, and also included IVAS offered by RaidCall; and the Cinema Advertising segment.

Year Ended December 31, 2018

(US$ in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues (1):
Online game	389,790	—	—	—	389,790
Online advertising	—	19,988	—	(291)	19,697
Cinema advertising	—	—	76,775	(6,573)	70,202
IVAS	—	6,074	—	—	6,074

Total revenues	389,790	26,062	76,775	(6,864)	485,763
Cost of revenues:
Online game	61,014	—	—	—	61,014
Online advertising	—	5,204	—	—	5,204
Cinema advertising	—	—	89,233	—	89,233
IVAS	—	5,408	—	—	5,408
SBC (2) in cost of revenues	(31)	—	—	—	(31)

Total cost of revenues	60,983	10,612	89,233	—	160,828

Gross profit/(loss)	328,807	15,450	(12,458)	(6,864)	324,935
Operating expenses:
Product development	119,560	7,033	—	—	126,593
Sales and marketing	39,026	2,350	20,288	(6,864)	54,800
General and administrative	24,347	4,310	4,965	—	33,622
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	—	16,369	—	—	16,369
SBC (2) in operating expenses	(6,430)	—	—	—	(6,430)

Total operating expenses	176,503	30,062	25,253	(6,864)	224,954

Operating profit/(loss)	152,304	(14,612)	(37,711)	—	99,981
Interest income	34,397	6	6	—	34,409
Foreign currency exchange gain/(loss)	1,474	(154)	—	—	1,320
Interest expense	(10,197)	—	—	—	(10,197)
Other income/(expense), net	23,446	(10)	(557)	—	22,879

Income/(loss) before income tax expense	201,424	(14,770)	(38,262)	—	148,392
Income tax expense	64,467	—	—	—	64,467

Net income/(loss)	136,957	(14,770)	(38,262)	—	83,925
Less: Net loss attributable to the non-controlling interest	(42)	(365)	—	—	(407)

Net income/(loss) attributable to Changyou.com Limited	136,999	(14,405)	(38,262)	—	84,332

Year Ended December 31, 2017

(US$ in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues (1):
Online game	443,625	5,908	—	—	449,533
Online advertising	—	25,311	—	(182)	25,129
Cinema advertising	—	—	91,419	—	91,419
IVAS	—	14,180	—	—	14,180

Total revenues	443,625	45,399	91,419	(182)	580,261
Cost of revenues:
Online game	61,837	864	—	—	62,701
Online advertising	—	6,660	—	—	6,660
Cinema advertising	—	—	84,944	—	84,944
IVAS	—	9,408	—	—	9,408
SBC (2) in cost of revenues	73	—	—	—	73

Total cost of revenues	61,910	16,932	84,944	—	163,786

Gross profit	381,715	28,467	6,475	(182)	416,475
Operating expenses:
Product development	112,886	11,983	—	—	124,869
Sales and marketing	34,389	2,876	22,622	(182)	59,705
General and administrative	29,055	4,330	3,833	—	37,218
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	—	86,882	—	—	86,882
SBC (2) in operating expenses	17,296	24	—	—	17,320

Total operating expenses	193,626	106,095	26,455	(182)	325,994

Operating profit/(loss)	188,089	(77,628)	(19,980)	—	90,481
Interest income	32,203	116	—	—	32,319
Foreign currency exchange loss	(5,007)	(189)	—	—	(5,196)
Interest expense	(4,372)	—	—	—	(4,372)
Other income/(expense), net	7,974	1,439	(39)	—	9,374

Income/(loss) before income tax expense	218,887	(76,262)	(20,019)	—	122,606
Income tax expense	40,252	3	512	—	40,767

Net income/(loss)	178,635	(76,265)	(20,531)	—	81,839
Less: Net income/(loss) attributable to the non-controlling interest	4	(26,999)	—	—	(26,995)

Net income/(loss) attributable to Changyou.com Limited	178,631	(49,266)	(20,531)	—	108,834

Year Ended December 31, 2016

(US$ in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues:
Online game	380,537	15,171	—	—	395,708
Online advertising	—	39,409	—	—	39,409
Cinema advertising	—	—	68,542	—	68,542
IVAS	—	21,726	—	—	21,726

Total revenues	380,537	76,306	68,542	—	525,385
Cost of revenues:
Online game	94,900	1,240	—	—	96,140
Online advertising	—	10,104	—	—	10,104
Cinema advertising	—	—	45,959	—	45,959
IVAS	—	13,576	—	—	13,576
SBC (2) in cost of revenues	31	—	—	—	31

Total cost of revenues	94,931	24,920	45,959	—	165,810

Gross profit	285,606	51,386	22,583	—	359,575
Operating expenses:
Product development	97,990	20,748	—	—	118,738
Sales and marketing	26,898	12,720	16,353	—	55,971
General and administrative	36,032	6,070	3,540	—	45,642
SBC (2) in operating expenses	8,301	70	—	—	8,371

Total operating expenses	169,221	39,608	19,893	—	228,722

Operating profit	116,385	11,778	2,690	—	130,853
Interest income	21,562	67	—	(139)	21,490
Foreign currency exchange gain	4,905	203	—	—	5,108
Interest expense	(4,321)	(139)	—	139	(4,321)
Other income, net	13,964	1,378	181	—	15,523

Income before income tax expense	152,495	13,287	2,871	—	168,653
Income tax expense/(credit)	23,689	161	(2,267)	—	21,583

Net income	128,806	13,126	5,138	—	147,070
Less: Net income attributable to the non-controlling interest	—	2,123	—	—	2,123

Net income attributable to Changyou.com Limited	128,806	11,003	5,138	—	144,947

Note (1):

The intra-group elimination for segment revenues mainly consists of sales and marketing services provided by the platform channel business and the cinema advertising business to the online game business.

Note (2):	“SBC”stands for share-based compensation expense/(benefit).